Stockholder’s Equity (Details) - Schedule of Stock Options Outstanding, Vested and Expected to Vest and Exercisable - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Stock Options Outstanding, Vested and Expected to Vest and Exercisable [Abstract]
Number of Stock Options, Outstanding at beginning	2,078,986
Weighted Average Remaining Contractual Life (Years), Outstanding at beginning	8 years 10 months 9 days	8 years 10 months 9 days
Weighted- Average Exercise Price, Outstanding at beginning	$ 6.25
Total Aggregate Intrinsic Value, Outstanding at beginning	$ 317
Number of Stock Options, Outstanding at ending	4,264,261	2,078,986
Weighted Average Remaining Contractual Life (Years), Outstanding at ending	3 years 11 months 19 days
Weighted- Average Exercise Price, Outstanding at ending	$ 3.75	$ 6.25
Total Aggregate Intrinsic Value, Outstanding at ending	$ 825	$ 317
Number of Stock Options, Vested and expected to vest	4,264,261	2,078,986
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest	3 years 11 months 19 days
Weighted- Average Exercise Price, Vested and expected to vest	$ 3.75	$ 6.25
Total Aggregate Intrinsic Value Vested and expected to vest,	$ 825	$ 317
Number of Stock Options, Exercisable as of March 31, 2024	1,038,115
Weighted Average Remaining Contractual Life (Years), Exercisable as of March 31, 2024	8 years 8 months 4 days
Weighted- Average Exercise Price, Exercisable as of March 31, 2024	$ 4.31
Total Aggregate Intrinsic Value Exercisable as of March 31, 2024	$ 289